Transactions and balances with related parties - Key management and Directors' remuneration (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Transactions and balances with related parties
Annual fee of each director	$ 75,000
Directors' fees	225,000	$ 225,000
Key management personnel remuneration	3,973,613	2,460,343
Key management personnel remuneration payable	$ 0	$ 0